Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liabilities Value - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liabilities Value [Line Items]
Total financial liabilities		$ 438	$ 368
Non-tradable warrants [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liabilities Value [Line Items]
Total financial liabilities	[1]	4	3
Non-tradable warrants, SAFE and CLA [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liabilities Value [Line Items]
Total financial liabilities	[2]	44	35
Tradable warrants [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liabilities Value [Line Items]
Total financial liabilities	[3]	361	304
Financial liability [Member]
Finacial Liabilities at Fair Value (Details) - Schedule of Financial Liabilities Value [Line Items]
Total financial liabilities	[4]	$ 29	$ 26

[1]	Non-Tradable Warrants As part of an agreement signed in 2019, the Company’s then convertible loan investors received, upon conversion in 2020, 756,333 Ordinary Shares and non-tradable warrants to purchase an additional 169,019 Ordinary Shares upon the consummation of an IPO on the Nasdaq.The warrants shall be converted into Ordinary Shares at an exercise price equal to the IPO price which was $5.50 and are exercisable for three years after the IPO. The warrants were designated to be measured at fair market value through profit or loss.On July 2021, as part of the IPO, the investors received the specified warrants.As of June 30, 2023, the fair market value of the warrants was $4.
[2]	Non-tradable warrants, SAFE and Convertible Loan investors On July 16, 2021, following the IPO, the Company issued 2,113,905 Ordinary Shares, 1,149,582 non-tradable warrants to investors and 16,587 non-tradeable warrants to brokers in connection with the conversion of Company’s convertible loan and SAFE according to its terms. The fair market value of the shares was classified as equity with a total value of 10,041 at the conversion date. The non-tradable warrants were designated to be measured at fair market value through profit or loss.The non-tradable warrants fair market value as of June 30, 2023, was $44.
[3]	Tradable warrants The Company sold 3,345,455 tradable warrants in the IPO. As of June 30, 2022, 1,705,000 tradable warrants were exercised. In October 2021, investors exercised 1,705,000 tradable warrants whereby the Company issued 1,705,000 Ordinary Shares to such investors. The total proceeds received by the Company from this exercise was approximately $9,377. The net proceeds after fees deducting were approximately $8,721. As of June 30, 2023, the Company has 1,640,455 tradable warrants. The tradable warrants were designated to be measured at fair market value through profit or loss.The tradable warrants fair market value as of June 30, 2023, was $361.
[4]	Financial liability to pay 7% fees on the fundings that will be received from exercises of tradable warrants. The financial liability is to be measured at fair market value through profit or loss.The fair market value as of June 30, 2023, was $29.